Equity Transactions - Allocation of GasLog Partners' profit/(loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Allocation of GasLog Partners' (loss)/profit
Profit for the year	$ 196,303	$ 297,247	$ 80,516
Partnership's profit/(loss) allocated to GasLog	128,845	207,450	67,663
Partnership's profit allocated to non-controlling interests	67,458	89,797	12,853
GasLog Partners LP
Allocation of GasLog Partners' (loss)/profit
Profit for the year	138,709	118,986	5,726
Partnership's profit/(loss) allocated to GasLog	71,251	29,189	(7,127)
Partnership's profit allocated to non-controlling interests	67,458	89,797	12,853
GasLog Partners LP | Common shares
Allocation of GasLog Partners' (loss)/profit
Profit for the year	106,716	90,630	(23,486)
GasLog Partners LP | General partner units
Allocation of GasLog Partners' (loss)/profit
Profit for the year	4,526	1,898	(482)
GasLog Partners LP | Preference unitholders
Allocation of GasLog Partners' (loss)/profit
Profit for the year	$ 27,467	$ 26,458	$ 29,694